Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2017
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

During the year ended 31 March 2017 there were no reclassifications out of Accumulated other comprehensive income (loss):

(Millions of US dollars)	Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
Balance at 31 March 2016	$0.3	$0.5	$0.8
Other comprehensive loss	-	(3.0)	(3.0)

Balance at 31 March 2017	$0.3	$(2.5)	$(2.2)